Discontinued Operations (Schedule of Discontinued Operation Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations [Abstract]
Total revenues			$ 36,447
Cost of revenues			21,368
Research and development costs			(3,228)
Selling, general and administrative expenses			(6,260)
Financial expenses, net			(96)
Gain on sale of discontinued operation	$ 12,800		12,807
Income tax expense	(94)		(6,028)
Net income from discontinued operations	$ 1,163		$ 12,274